Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2020
Entity Registrant Name	Bragg Capital Trust
Entity Central Index Key	0001170611
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 30, 2020
Document Effective Date	Nov. 30, 2020
Prospectus Date	Nov. 30, 2020
FPA Queens Road Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	QRSIX
FPA Queens Road Small Cap Value Fund | Advisor Class
Prospectus:
Trading Symbol	QRSAX
FPA Queens Road Small Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	QRSVX